BUSINESS ACQUISITIONS (Details B)	Jun. 30, 2015 USD ($)
NovalereMember
Business Acquisition [Line Items]
Common Stock	$ 25,895,312
Fair Market Value of Contingent Consideration - Royalty	3,728,925
NovalereMember | ClosingShares [Member]
Business Acquisition [Line Items]
Common Stock	12,947,657
Fair Market Value of Contingent Consideration - Royalty	2,071,625
NovalereMember | ANDAShares [Member]
Business Acquisition [Line Items]
Common Stock	12,947,655
Fair Market Value of Contingent Consideration - Royalty	$ 1,657,300